Document And Entity Information	Oct. 22, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2025
Entity Registrant Name	Arcadia Biosciences, Inc.
Entity Central Index Key	0001469443
Entity Emerging Growth Company	false
Entity File Number	001-37383
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-0571538
Entity Address, Address Line One	5956 Sherry Lane
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	214
Local Phone Number	974-8921
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	RKDA
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	5950 Sherry Lane, Suite 215
Entity Address, City or Town	Dallas, Texas 75225